UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2017

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2017

Advised by NorthCoast Asset Management LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Performance Information	7

Schedule of Investments	8

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	27

Trustees and Executive Officers	28

Federal Tax Information	32

Additional Information	33

Privacy Notice	34

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Annual Report, March 31, 2017

“And I’ve also come to the conclusion that, as far as guitar solos and things like that are concerned, it’s more important to complement the music rather than take away from it.”– Eric Clapton

The post-election stock market rally, which kicked off in early November, continued into the first quarter of 2017. As the month of January concluded, investor optimism and the appetite for risk looked to be waning after a disappointing start to earnings season and the unknown financial impact of recent political policy changes.

However, positive momentum continued in February as U.S. and international stocks advanced for a 4th and 3rd straight month, respectively. The shortened month witnessed a reduction in negative geopolitical headline noise and continued positive macroeconomic data releases – U.S. consumer prices (key indicator of inflation) increased the most since February 2013, retail sales gained, and existing home sales rose to their highest level in nearly a decade.

While the “Trump trade” began to lose momentum in March, continued optimism in expanding global economies propelled equities. The recent shift could mean that investors are relying on the data of a growing economy to make investment decisions over the belief in future fiscal policy, which has its uncertainties and doubts.

For the fiscal year (4/1/16 – 3/31/17), the S&P 500® Index (“S&P 500”) returned 17.17%, while the CAN SLIM® Select Growth Fund (the “Fund”) returned 10.55%. The Fund averaged over 11.99% cash throughout the year which had a -2.06% impact on performance. Versus the S&P 500, the Fund was overweight Industrials and Materials and underweight Information Technology, Health Care and Financials. Residual contribution was positive in Consumer Discretionary, Financials, and Telecommunication Services while negative in Health Care, Industrials, and Information Technology.

CAN SLIM® SELECT GROWTH FUND

Over the year, the Fund’s performance remained in line with its additional benchmark, the Morningstar Moderate Target Risk Index, which returned 10.37% in the fiscal period.

Moving into Q2 2017 – While macroeconomic data remained strong, producer and consumer sentiment moved higher in March. The mid-March pullback provided an opportunity to increase equity exposure in the Fund and take advantage of the short-term price discount. Even though valuation levels remain a point of concern, the surrounding data points provided a rationale for an almost full investment level. The Fund enters the 2nd calendar quarter 96% invested in equities.

Heading into the 2018 fiscal year, we will closely monitor macroeconomic data along with a pivotal earnings season. Should the data warrant a change in our exposure or specific positions, we will act accordingly.

Markets do not always move up. The Fund’s daily oversight seeks to adapt to the ever-changing market environment and can move to 100% cash in bear market environments. As Clapton said above, solos are fine but it is more important to complement the music. Utilized as a tactical component or a growth supplement, CANGX is designed to complement an overall strategic allocation.

Thank you for your business.  As Adviser to the Fund it is a privilege for NorthCoast to serve its shareholders and we will continue to strive for success together.

Patrick Jamin

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

CAN SLIM® SELECT GROWTH FUND

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small- and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The S&P 500® Index is provided as a measure of general market performance and does not include stocks similar to those considered for purchase by the Fund.  You cannot invest directly in an index.

The Morningstar Moderate Target Risk Index represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2017 (UNAUDITED)

*	Cash equivalents and assets in excess of other liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/16 – 3/31/17).

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED) (CONTINUED)

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following example. The following example includes, but is not limited to, investment advisory fees, distribution and/or service fees, administration fees, fund accounting fees, custody fees and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED) (CONTINUED)

in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/16	3/31/17	10/1/16 – 3/31/17*
Actual	$1,000.00	$1,071.30	$7.18

Hypothetical
(5% return
before expenses)	$1,000.00	$1,016.75	$6.99

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six- month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value of the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX (UNAUDITED)

Average annual returns for the periods ended March 31, 2017

					Since
					Inception
	1 Year	3 Year	5 Year	10 Year	(9/26/05)
CAN SLIM® Select
Growth Fund	10.55%	4.77%	9.52%	7.03%	5.80%
S&P 500® Index	17.17%	10.37%	13.30%	7.51%	8.22%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017

Shares		Value

COMMON STOCKS: 94.4%

Administrative Services: 2.2%
12,692	Baker Hughes, Inc.	$759,236
26,511	Premier, Inc. - Class A*	843,845
		1,603,081

Air Transportation: 1.1%
17,298	Hawaiian Holdings, Inc.*	803,492

Amusement, Gambling & Recreation: 1.0%
12,312	Six Flags Entertainment Corp.	732,441

Apparel Manufacturing: 1.0%
5,674	Cintas Corp.	717,988

Beverage & Tobacco Products: 1.2%
8,163	PepsiCo, Inc.	913,113

Chemical Manufacturing: 5.5%
11,078	Colgate-Palmolive Co.	810,799
9,039	E.I. du Pont de Nemours & Co.	726,103
5,500	The Sherwin-Williams Co.	1,706,045
13,728	Zoetis, Inc.	732,663
		3,975,610

Computer & Electronic Products: 5.4%
40,356	Applied Materials, Inc.	1,569,848
7,683	Masimo Corp.*	716,517
9,025	Motorola Solutions, Inc.	778,135
10,257	Texas Instruments, Inc.	826,304
		3,890,804

Construction: 1.3%
457	NVR, Inc.*	962,844

Credit Intermediation: 10.3%
49,669	Bank of America Corp.	1,171,692
13,250	Bank of Novia Scotia	776,052
30,543	CenterState Banks, Inc.	791,064

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017 (CONTINUED)

Shares		Value

COMMON STOCKS: 94.4% (Continued)

Credit Intermediation: 10.3% (Continued)
23,677	Customers Bancorp, Inc.*	$746,536
18,403	First Merchants Corp.	723,606
8,805	JPMorgan Chase & Co.	773,431
9,523	Meta Financial Group, Inc.	842,785
50,400	Regions Financial Corp.	732,312
11,091	Royal Bank of Canada	808,645
		7,366,123
Data Processing & Hosting: 1.0%
11,389	CDK Global, Inc.	740,399

Electrical Equipment, Appliance &
Component Manufacturing: 2.1%
27,939	Corning, Inc.	754,353
12,980	Emerson Electric Co.	776,983
		1,531,336

Food Services: 1.2%
4,658	Domino’s Pizza, Inc.	858,469

General Merchandise Stores: 3.1%
14,791	Big Lots, Inc.	720,026
21,367	Wal-Mart Stores, Inc.	1,540,133
		2,260,159

Health Care Services: 1.0%
5,339	Wellcare Health Plans, Inc.*	748,581

Health Care Supplies: 2.5%
20,181	Baxter International, Inc.	1,046,587
3,753	The Cooper Companies, Inc.	750,187
		1,796,774

Insurance: 9.4%
10,320	The Allstate Corp.	840,977
19,850	Assured Guaranty Ltd.	736,634

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017 (CONTINUED)

Shares		Value

COMMON STOCKS: 94.4% (Continued)

Insurance: 9.4% (Continued)
10,947	Axis Capital Holdings Ltd.	$733,777
21,093	Essent Group Ltd.*	762,934
30,360	Hartford Financial Services Group, Inc.	1,459,405
17,846	Progressive Corp.	699,206
7,033	Prudential Financial, Inc.	750,280
5,871	Reinsurance Group of America, Inc.	745,500
		6,728,713

Internet Information: 1.0%
21,401	Yelp, Inc.*	700,883

Machinery & Tool Manufacturing: 4.6%
32,378	Rudolph Technologies, Inc.*	725,267
8,169	The Scotts Miracle-Gro Co.	762,903
6,241	Stanley Black & Decker, Inc.	829,242
14,688	Toro Co.	917,413
		3,234,825

Merchant Wholesalers: 1.1%
15,259	Leggett & Platt, Inc.	767,833

Mining: 2.0%
85,644	Cliffs Natural Resources, Inc.*	703,137
56,596	Freeport-McMoRan, Inc.*	756,123
		1,459,260

Oil & Gas: 2.7%
12,386	Chevron Corp.	1,329,885
15,726	Newfield Exploration Co.*	580,446
		1,910,331

Oil & Gas Extraction: 1.0%
5,722	Cimarex Energy Co.	683,722

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017 (CONTINUED)

Shares		Value

COMMON STOCKS: 94.4% (Continued)

Personal Products: 1.1%
13,645	Nu Skin Enterprises, Inc. - Class A	$757,843

Professional, Scientific & Technical Services: 5.4%
6,213	Accenture PLC - Class A	744,814
20,534	Booz Allen Hamilton Holding Corp.	726,698
36,933	Carbonite, Inc.*	749,740
12,643	CDW Corp.	729,628
10,360	VeriSign, Inc.*	902,460
		3,853,340

Publishing: 3.3%
5,703	Adobe Systems, Inc.*	742,131
13,909	Aspen Technology, Inc.*	819,518
6,936	Intuit, Inc.	804,507
		2,366,156

Retail Trade: 2.5%
30,734	Aaron’s, Inc.	914,029
17,196	Best Buy Co., Inc.	845,184
		1,759,213

Securities & Financial Services: 5.8%
7,283	Ameriprise Financial, Inc.	944,460
6,335	CME Group, Inc.	752,598
21,465	E*TRADE Financial Corp.*	748,914
3,985	Goldman Sachs Group, Inc.	915,434
11,158	Nasdaq, Inc.	774,923
		4,136,329

Specialty Trade Contractors: 1.3%
17,147	Installed Building Products, Inc.*	904,504

Telecommunications: 3.5%
48,166	KT Corp. - ADR	810,634
18,927	Nippon Telegraph & Telephone Corp. - ADR	810,833
14,279	T-Mobile US, Inc.*	922,280
		2,543,747

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017 (CONTINUED)

Shares		Value

COMMON STOCKS: 94.4% (Continued)

Transportation Equipment Manufacturing: 4.3%
9,095	Curtiss-Wright Corp.	$830,010
5,406	Lear Corp.	765,381
11,104	Oshkosh Corp.	761,623
12,891	Spirit AeroSystems
	Holdings, Inc. - Class A	746,647
		3,103,661

Utilities: 2.1%
25,896	CenterPoint Energy, Inc.	713,952
14,010	Ormat Technologies, Inc.	799,691
		1,513,643

Waste Management & Remediation Services: 1.0%
9,852	Waste Management, Inc.	718,408

Wholesale Trade: 1.0%
2,967	W.W. Grainger, Inc.	690,599

Wood Product Manufacturing: 1.4%
40,307	Louisiana Pacific Corp.*	1,000,420

TOTAL COMMON STOCKS
(Cost $62,206,607)		67,734,644

REAL ESTATE INVESTMENT TRUSTS: 1.1%
29,230	Outfront Media, Inc.	776,056

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $767,419)		776,056

INVESTMENT COMPANIES: 1.0%
41,383	Ares Capital Corp.	719,237

TOTAL INVESTMENT COMPANIES
(Cost $734,308)		719,237

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2017 (CONTINUED)

Shares		Value

SHORT-TERM INVESTMENTS: 2.5%

Money Market Funds: 2.5%
1,796,956	Fidelity Institutional Money
	Market Fund - Government
	Portfolio, 0.560%**	$1,796,956

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,796,956)		1,796,956

TOTAL INVESTMENTS IN SECURITIES: 99.0%
(Cost $65,505,290)		71,026,893
Other Assets in Excess of Liabilities: 1.0%		746,819
TOTAL NET ASSETS: 100.0%		$71,773,712

ADR	American Depositary Receipt
*	Non-income producing security.
**	Seven-day yield as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2017

ASSETS
Investments in securities, at value
(Cost $65,505,290)	$71,026,893
Receivables:
Investment securities sold	689,989
Fund shares sold	134,919
Dividends and interest	65,100
Prepaid expenses	9,780
Total assets	71,926,681

LIABILITIES
Payables:
Investment advisory fees, net	44,871
Fund shares redeemed	28,988
Audit fees	22,662
Transfer agent fees	17,966
Administration fees	13,704
Fund accounting fees	7,090
Trustee fees	3,391
Chief Compliance Officer fees	1,525
Custody fees	942
Other accrued expenses	11,830
Total liabilities	152,969
NET ASSETS	$71,773,712

COMPONENTS OF NET ASSETS
Paid-in capital	$62,197,520
Undistributed net realized gain on investments	4,054,589
Net unrealized appreciation on investments	5,521,603
Net assets	$71,773,712

COMPUTATION OF NET ASSET VALUE
Net assets	$71,773,712
Shares issued and outstanding (unlimited
number of shares authorized without par value)	4,846,617
Net asset value, offering and redemption price per share	$14.81

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2017

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $9,682)	$980,014
Interest	16,334
Total investment income	996,348

EXPENSES
Investment advisory fees	754,654
Distribution fees	188,664
Transfer agent fees	86,884
Administration fees	60,343
Fund accounting fees	39,552
Registration fees	22,729
Audit fees	22,662
Reports to shareholders	15,266
Miscellaneous expense	14,770
Trustee fees	12,941
Legal fees	9,955
Chief Compliance Officer fees	9,025
Custody fees	6,478
Insurance expense	2,514
Total expenses	1,246,437
Less: fees waived	(197,468)
Net expenses	1,048,969
Net investment loss	(52,621)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments and
foreign currency transactions	5,451,963
Change in net unrealized appreciation/depreciation
on investments	2,041,375
Net realized and unrealized gain on investments
and foreign currency transactions	7,493,338
Net increase in net assets
resulting from operations	$7,440,717

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(52,621)	$658,930
Net realized gain (loss) on investments
and foreign currency transactions	5,451,963	(923,417)
Change in net unrealized appreciation/
depreciation on investments	2,041,375	(5,249,749)
Change in net unrealized appreciation/
depreciation on foreign
currency translation	—	43
Net increase (decrease) in net
assets resulting from operations	7,440,717	(5,514,193)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(48,984)	(142,962)
Net realized gain	(407,464)	(1,296,338)
Total distributions to shareholders	(456,448)	(1,439,300)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(a)	(14,780,742)	(41,879,340)
Total decrease in net assets	(7,796,473)	(48,832,833)

NET ASSETS
Beginning of year	79,570,185	128,403,018
End of year	$71,773,712	$79,570,185

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Shares	Value	Shares	Value
Shares sold	776,836	$10,776,401	1,607,852	$22,369,462
Shares issued in
reinvestment of
distributions	30,402	427,149	99,741	1,361,458
Shares redeemed(b)	(1,862,777)	(25,984,292)	(4,854,969)	(65,610,260)
Net decrease	(1,055,539)	$(14,780,742)	(3,147,376)	$(41,879,340)

(b)	Net of redemption fees of $1,721 and $3,492, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2017		2016	2015	2014		2013
Net asset value,
beginning of year	$13.48		$14.19	$13.95	$13.99		$12.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	)(1)	0.09 (1)	0.03 (1)	(0.06	)(1)	0.01
Net realized and unrealized
gain (loss) on investments	1.43		(0.61)	1.07	2.57		1.84
Total from
investment operations	1.42		(0.52)	1.10	2.51		1.85

LESS DISTRIBUTIONS:
Net investment income	(0.01)		(0.02)	—	(0.00	)*	—
Realized gains	(0.08)		(0.17)	(0.86)	(2.55)		—
Total distributions	(0.09)		(0.19)	(0.86)	(2.55)		—
Paid in capital from
redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00	**	0.00 **
Net asset value, end of year	$14.81		$13.48	$14.19	$13.95		$13.99
Total return	10.55%		(3.66%)	7.99%	18.96%		15.24%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$71.8		$79.6	$128.4	$104.6		$71.4
Portfolio turnover rate	242%		277%	224%	269%		253%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.65%		1.61%	1.59%	1.61%		1.72%
After fees waived
and expenses absorbed	1.39%		1.39%	1.39%	1.58%		1.70%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.33%)		0.40%	0.01%	(0.45%)		0.03%
After fees waived
and expenses absorbed	(0.07%)		0.62%	0.21%	(0.42%)		0.05%

*	Does not round to $(0.01) per share.
**	Does not round to $0.01 per share.
(1)	Net investment income per share calculated using the average shares outstanding.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REIT’s”), Business Development Companies (“BDC’s”) and Master Limited Partnerships (“MLP’s”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REIT’s, BDC’s and MLP’s, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,734,644	$—	$—	$67,734,644
Real Estate
Investment Trusts	776,056	—	—	776,056
Investment
Companies	719,237	—	—	719,237
Short-Term
Investments	1,796,956	—	—	1,796,956
Total Investments
in Securities	$71,026,893	$—	$—	$71,026,893

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

The Fund did not record any transfers between levels at the end of the Fund’s reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

As of March 31, 2017, there were no capital loss carryovers for the Fund.

As of March 31, 2017, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REIT’s generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to foreign currency reclass and equalization. For the year ended March 31, 2017, the following adjustments were made:

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$101,605	$(66,795)	$(34,810)

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2017, is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees and expenses waived and reimbursed by the Adviser during the year ended March 31, 2017, is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three fiscal years after payment. At March 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

amount no later than the dates stated. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third fiscal year after the waiver or reimbursement.

Date of Expiration	Amount
March 31, 2018	$233,679
March 31, 2019	234,299
March 31, 2020	197,468
Total	$665,446

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the year ended March 31, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank NA (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Fund during the year ended March 31, 2017, are disclosed in the Statement of Operations.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2017, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $170,196,556 and $183,547,738, respectively.

There were no purchases or sales of U.S. Government securities for the year ended March 31, 2017.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2017 and year ended March 31, 2016, were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$456,448	$1,439,300
Capital gains	—	—
Total	$456,448	$1,439,300

Distribution classifications may differ from the Statement of Changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$65,505,290
Gross tax unrealized appreciation	5,823,744
Gross tax unrealized depreciation	(302,141)
Net tax unrealized appreciation	$5,521,603
Undistributed ordinary income	4,130,298
Undistributed long-term capital gain	—
Total distributable earnings	4,130,298
Other accumulated loss	(75,709)
Total accumulated earnings	$9,576,192

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities is primarily due to the tax deferral of losses on wash sales adjustments.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2017 (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank NA has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. During the year ended March 31, 2017, the Fund did not draw on its line of credit. Credit facility details for the year ended March 31, 2017, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of March 31, 2017	—
Average interest rate	—

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2017

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Funds
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		(34 series),
Fund Services, LLC		May	(business consulting);		PNC
2020 E. Financial Way		1991.	formerly, Executive		Advantage
Suite 100			Vice President and		Funds
Glendora, CA 91741			Chief Operating		(1 series).
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term;	Consultant;		The Dana
c/o U.S. Bancorp		Since	formerly, Chief		Foundation.
Fund Services, LLC		May	Executive Officer,
2020 E. Financial Way		1991.	Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate.)

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion
Fund Services, LLC		September	formerly, Senior Vice		Funds
2020 E. Financial Way		2011.	President and Chief		(24 series),
Suite 100			Financial Officer		Direxion
Glendora, CA 91741			(and other positions),		Shares ETF
			U.S. Bancorp Fund		Trust
			Services, LLC		(142 series)
			1997-2013.		and Direxion
Insurance
Trust.

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee,
c/o U.S. Bancorp		Since	formerly,		AMG
Fund Services, LLC		May	Executive Vice		Funds
2020 E. Financial Way		1991.	President,		(67 series);
Suite 100			Investment		Advisory
Glendora, CA 91741			Company		Board
			Administration,		Member,
			LLC (mutual fund		Sustainable
			administrator).		Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.
Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		March	LLC, since
615 East Michigan St.		2017.	June 2006.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Age	with the	of Time	During Past	Overseen	Past Five
and Address	Trust(1)	Served	Five Years	by Trustees	Years

Melissa Breitzman	Assistant	Indefinite	Assistant	Not	Not
(born 1983)	Treasurer	Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			June 2005.

Craig Benton	Assistant	Indefinite	Assistant	Not	Not
(born 1985)	Treasurer	Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		August	Fund Services,
615 East Michigan St.		2016.	LLC since
Milwaukee, WI 53202			November 2007.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Launder-	Since
	ing	July
	Officer	2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does its share the same investment adviser with any other series.

CAN SLIM® SELECT GROWTH FUND

FEDERAL TAX INFORMATION
(UNAUDITED)

For the year ended March 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended March 31, 2017, was 16.64%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2017, was 14.75%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the year ended March 31, 2017, was 100.00%.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank NA
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103
_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CANSLIM Select Growth Fund

	FYE 3/31/2017	FYE 3/31/2016
Audit Fees	$19,400	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2017	FYE 3/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2017	FYE 3/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date    June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date    June 5, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer, Principal Financial Officer

Date    June 5, 2017

* Print the name and title of each signing officer under his or her signature.